Lease Obligation - Summary of Leased Property under Capital Leases Included in Property, Plant and Equipment (Detail) - Equipment - USD ($) $ in Thousands	Dec. 29, 2019	Dec. 30, 2018
Capital Leased Assets [Line Items]
Equipment	$ 2,211	$ 2,211
Less: accumulated depreciation	(706)	(390)
Equipment, net	$ 1,505	$ 1,821